Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

February 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 3 (“PEA No. 3”) to the Trust’s Registration Statement on Form N-1A.  The purpose of PEA No. 3 is to introduce a new series to the Trust: the Peritus High Yield ETF.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5282.

Sincerely,

/s/ Ryan E. Gibbs
Ryan E. Gibbs